Quarterly Holdings Report
for
Fidelity® Small Cap Discovery Fund
July 31, 2024
SMR-NPRT1-0924
1.804843.120
Common Stocks - 94.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd. Class C (a)	62,025	657,465
CONSUMER DISCRETIONARY - 13.6%
Automobile Components - 3.4%
Adient PLC (a)	862,100	22,207,696
Lear Corp.	118,700	14,486,148
Patrick Industries, Inc.	400,164	51,245,002
		87,938,846
Diversified Consumer Services - 2.0%
Adtalem Global Education, Inc. (a)(b)	51,682	4,052,386
Laureate Education, Inc.	3,210,103	49,756,597
		53,808,983
Leisure Products - 0.6%
Brunswick Corp.	191,199	15,573,159
Specialty Retail - 5.7%
Academy Sports & Outdoors, Inc.	634,700	34,318,229
Advance Auto Parts, Inc.	217,600	13,780,608
America's Car Mart, Inc. (a)	48,405	3,352,046
American Eagle Outfitters, Inc.	445,497	9,823,209
Boot Barn Holdings, Inc. (a)	32,418	4,327,155
Caleres, Inc. (b)	283,700	10,939,472
Murphy U.S.A., Inc.	126,900	64,074,348
Upbound Group, Inc.	248,358	9,370,547
		149,985,614
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)	376,032	50,527,420
TOTAL CONSUMER DISCRETIONARY		357,834,022
CONSUMER STAPLES - 5.1%
Beverages - 1.9%
Coca-Cola Consolidated, Inc.	34,413	39,433,513
MGP Ingredients, Inc. (b)	137,585	11,220,057
		50,653,570
Consumer Staples Distribution & Retail - 3.0%
Performance Food Group Co. (a)	1,145,500	79,039,500
Food Products - 0.2%
The Simply Good Foods Co. (a)	125,600	4,260,352
TOTAL CONSUMER STAPLES		133,953,422
ENERGY - 8.5%
Energy Equipment & Services - 3.9%
Cactus, Inc.	252,000	15,906,240
Mattr Corp. (a)(c)	5,396,090	68,591,880
Valaris Ltd. (a)	223,414	17,558,106
		102,056,226
Oil, Gas & Consumable Fuels - 4.6%
Civitas Resources, Inc.	595,800	41,563,008
Northern Oil & Gas, Inc.	293,200	12,663,308
Parkland Corp.	1,241,800	34,834,979
Sitio Royalties Corp. (b)	1,336,564	32,545,333
		121,606,628
TOTAL ENERGY		223,662,854
FINANCIALS - 12.9%
Banks - 2.4%
Cadence Bank	791,196	26,006,613
Fulton Financial Corp.	122,200	2,367,014
Webster Financial Corp.	684,800	33,979,776
		62,353,403
Capital Markets - 1.2%
Stifel Financial Corp.	305,900	27,124,153
Virtus Investment Partners, Inc.	19,865	4,489,490
		31,613,643
Consumer Finance - 2.3%
FirstCash Holdings, Inc.	541,900	60,476,040
Financial Services - 2.4%
Essent Group Ltd.	265,800	16,702,872
EVERTEC, Inc.	904,913	31,192,351
WEX, Inc. (a)	81,400	14,932,830
		62,828,053
Insurance - 4.6%
Assurant, Inc.	138,640	24,243,977
First American Financial Corp.	627,000	37,983,660
Primerica, Inc.	188,105	47,359,196
Selective Insurance Group, Inc.	132,333	11,952,317
TWFG, Inc.	15,400	389,004
		121,928,154
TOTAL FINANCIALS		339,199,293
HEALTH CARE - 7.5%
Biotechnology - 2.3%
Astria Therapeutics, Inc. (a)	172,200	2,011,296
Blueprint Medicines Corp. (a)	31,400	3,400,620
Celldex Therapeutics, Inc. (a)	283,600	10,807,996
Cytokinetics, Inc. (a)	289,600	17,089,296
Keros Therapeutics, Inc. (a)	106,300	5,332,008
Madrigal Pharmaceuticals, Inc. (a)(b)	42,900	12,211,914
Vaxcyte, Inc. (a)	132,000	10,413,480
		61,266,610
Health Care Equipment & Supplies - 1.5%
Dentsply Sirona, Inc.	509,400	13,825,116
Haemonetics Corp. (a)	130,300	11,733,515
Lantheus Holdings, Inc. (a)	81,500	8,543,645
Utah Medical Products, Inc.	53,600	3,730,560
		37,832,836
Health Care Providers & Services - 3.3%
AMN Healthcare Services, Inc. (a)	447,839	30,282,873
Owens & Minor, Inc. (a)	2,455,759	40,323,563
Pennant Group, Inc. (a)	202,877	6,047,763
The Ensign Group, Inc.	59,776	8,413,472
		85,067,671
Health Care Technology - 0.1%
Evolent Health, Inc. Class A (a)	107,900	2,516,228
Pharmaceuticals - 0.3%
Arvinas Holding Co. LLC (a)	219,500	6,038,445
Edgewise Therapeutics, Inc. (a)	142,000	2,418,260
		8,456,705
TOTAL HEALTH CARE		195,140,050
INDUSTRIALS - 21.3%
Aerospace & Defense - 0.9%
V2X, Inc. (a)	436,030	22,730,244
Building Products - 2.4%
Armstrong World Industries, Inc.	60,757	7,983,470
AZZ, Inc.	244,571	19,555,897
Janus International Group, Inc. (a)	207,300	2,989,266
Tecnoglass, Inc. (b)	281,887	15,168,339
UFP Industries, Inc.	142,100	18,747,253
		64,444,225
Commercial Services & Supplies - 1.6%
Brady Corp. Class A	92,629	6,633,163
The Brink's Co.	331,372	36,447,606
		43,080,769
Construction & Engineering - 0.8%
IES Holdings, Inc. (a)	42,400	6,528,328
Valmont Industries, Inc.	44,600	13,306,856
		19,835,184
Electrical Equipment - 0.7%
Atkore, Inc. (b)	141,200	19,062,000
Ground Transportation - 1.4%
ArcBest Corp.	92,069	11,605,297
Proficient Auto Logistics, Inc.	89,016	1,793,672
TFI International, Inc.	75,033	11,686,390
Universal Logistics Holdings, Inc.	37,300	1,605,019
XPO, Inc. (a)	81,768	9,394,326
		36,084,704
Machinery - 0.5%
Gates Industrial Corp. PLC (a)	580,695	10,795,120
REV Group, Inc.	8,000	233,440
Timken Co.	19,300	1,678,135
		12,706,695
Professional Services - 8.1%
Concentrix Corp. (b)	77,147	5,438,864
Genpact Ltd.	2,243,300	77,775,211
Kforce, Inc.	472,454	32,821,379
Maximus, Inc.	830,184	77,115,792
WNS Holdings Ltd.	316,600	18,863,028
		212,014,274
Trading Companies & Distributors - 4.9%
Beacon Roofing Supply, Inc. (a)	718,400	73,851,520
Core & Main, Inc. (a)	459,300	24,558,771
DXP Enterprises, Inc. (a)	60,285	3,301,207
GMS, Inc. (a)	233,600	22,479,328
Rush Enterprises, Inc. Class A	97,100	4,953,071
		129,143,897
TOTAL INDUSTRIALS		559,101,992
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 4.4%
Ciena Corp. (a)	1,410,700	74,400,318
Lumentum Holdings, Inc. (a)	762,206	39,467,027
		113,867,345
Electronic Equipment, Instruments & Components - 5.9%
Belden, Inc.	131,900	12,225,811
ePlus, Inc. (a)	230,700	21,205,944
Insight Enterprises, Inc. (a)	392,482	88,112,206
Sanmina Corp. (a)	164,600	12,399,318
TD SYNNEX Corp.	165,700	19,746,469
Vishay Precision Group, Inc. (a)	58,734	2,013,989
		155,703,737
IT Services - 2.2%
ASGN, Inc. (a)	609,200	57,672,964
Semiconductors & Semiconductor Equipment - 1.4%
AEHR Test Systems (a)	99,500	1,877,565
Diodes, Inc. (a)	244,081	19,087,134
Ichor Holdings Ltd. (a)	153,443	5,217,062
SMART Global Holdings, Inc. (a)	486,000	11,372,400
		37,554,161
Software - 2.7%
Cellebrite DI Ltd. (a)	111,760	1,531,112
Five9, Inc. (a)	242,800	10,816,740
Onestream, Inc.	3,300	91,905
Rapid7, Inc. (a)	622,325	24,482,266
Tenable Holdings, Inc. (a)	749,100	34,398,672
		71,320,695
TOTAL INFORMATION TECHNOLOGY		436,118,902
MATERIALS - 7.5%
Chemicals - 3.0%
Hawkins, Inc.	15,617	1,622,606
Minerals Technologies, Inc.	125,800	9,860,204
Olin Corp.	1,433,700	65,391,057
		76,873,867
Construction Materials - 0.6%
Eagle Materials, Inc.	57,800	15,738,940
Containers & Packaging - 3.2%
Crown Holdings, Inc.	227,000	20,134,900
Graphic Packaging Holding Co.	2,136,500	64,308,650
		84,443,550
Metals & Mining - 0.7%
ATI, Inc. (a)	231,900	15,701,949
Constellium NV (a)	184,112	3,279,035
		18,980,984
TOTAL MATERIALS		196,037,341
UTILITIES - 1.9%
Gas Utilities - 1.9%
Brookfield Infrastructure Corp. A Shares (b)	1,268,600	49,348,540
TOTAL COMMON STOCKS (Cost $2,007,970,036)		2,491,053,881

Money Market Funds - 6.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	121,989,051	122,013,449
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	57,142,797	57,148,511
TOTAL MONEY MARKET FUNDS (Cost $179,161,960)		179,161,960

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $2,187,131,996)	2,670,215,841
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(45,417,157)
NET ASSETS - 100.0%	2,624,798,684

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	111,809,220	285,285,506	275,082,172	1,322,631	895	-	122,013,449	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	39,722,698	104,549,767	87,123,954	10,567	-	-	57,148,511	0.3%
Total	151,531,918	389,835,273	362,206,126	1,333,198	895	-	179,161,960

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Mattr Corp.	63,930,722	-	-	-	-	4,661,158	68,591,880
Total	63,930,722	-	-	-	-	4,661,158	68,591,880

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.